Income tax	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax
25	Income tax
(a)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(b)	Hong Kong profits tax

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on the estimated assessable profit for the years ended December 31, 2017, 2018 and 2019.

(c)	PRC Enterprise Income Tax (“EIT”)

The Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC are governed by the Enterprise Income Tax Law (“EIT Law”). Pursuant to the EIT Law and its implementation rules, enterprises in the PRC are generally subjected to tax at a statutory rate of 25%.

High and new technology enterprises (“HNTE”) will enjoy a preferential enterprise income tax rate of 15% under the EIT Law. OptAim WFOE and Changyi, the Company’s subsidiaries in the PRC, which are qualified as a HNTE under the EIT Law, are eligible for a preferential enterprise income tax rate of 15% for the period from 2018 to 2020 and 2017 to 2019, respectively, so long as these subsidiaries obtain approval from relevant tax authority if they are profitable during the period.

25	Income tax (Continued)

(c)	PRC Enterprise Income Tax (“EIT”) (Continued)

In addition, according to the EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC shall be subject to PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement). The 10% WHT is applicable to any dividends to be distributed from the Group’s PRC subsidiaries to the Group’s overseas companies unless otherwise exempted pursuant to applicable tax treaties or tax arrangements between the PRC government and the government of other jurisdiction which the WHT is reduced to 5%.

Although there are undistributed earnings of the Company’s subsidiaries in the PRC that are available for distribution to the Company, the undistributed earnings of the Company’s subsidiaries located in the PRC are considered to be indefinitely reinvested, because the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2018 and 2019. The undistributed earnings from the Company’s subsidiaries in the PRC as of December 31, 2018 and 2019 amounted US$1,610 and US$1,481 would be due if these earnings were remitted as dividends as of December 31, 2018 and 2019. An estimated foreign withholding taxes of US$81 and US$74 would be due if these earnings were remitted as dividends as of December 31, 2018 and 2019, respectively.

(d)	Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	For the years ended December 31,
	2017	2018	2019
Current income tax expense	1,262	1,561	1,130
Deferred tax benefits	(714)	(906)	(1,083)
Income tax expense	548	655	47

25	Income tax (Continued)

(e)	Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset and deferred tax liability balances as of December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019
Deferred tax assets
Tax losses carried forward	6,385	5,923
Share-based payments	884	831
Temporary difference on deferred income	269	202
Less: Valuation allowance (Note (i))	(6,385)	(5,923)
	1,153	1,033
Deferred tax liabilities
Acquired intangible assets	(1,760)	(894)
Outside basis difference (Note (ii))	(1,004)	(942)
Others	(30)	(29)
	(2,794)	(1,865)

Note:

(i)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carryforwards. Valuation allowance was provided for net operating loss carryforwards because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Movement of valuation allowance is as follows:

	For the years ended December 31,
	2017	2018	2019
Beginning balance	6,838	7,573	6,385
Additions	735	199	801
Reversals (Note)	–	(1,387)	(1,263)
Ending balance	7,573	6,385	5,923

Note:

The reversals comprise tax loss carryforwards which have been utilized to offset taxable income during the years ended December 31, 2018 and 2019, respectively, and tax loss carryforwards which have been expired in 2018.

(ii)	The deferred tax liabilities are recorded for the undistributed earnings in the Group’s VIE in the PRC and its subsidiaries of US$4,012 and US$3,770 as of December 31, 2018 and 2019, respectively
25	Income tax (Continued)

(e)	Deferred tax assets and liabilities (Continued)

Tax loss carryforwards

As of December 31, 2019, the Group had tax loss carryforwards of approximately US$25,432, which can be carried forward to offset future taxable income. The net operating tax loss carryforwards will begin to expire as follows:

As of December 31,
2019
2020	2,833
2021	7,580
2022	7,845
2023	384
2024	4,129
Tax loss with no expiry	2,661
25,432

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax years from 2014 to 2019 remain subject to examination by the tax authorities. There were no ongoing examinations by tax authorities as of December 31, 2018 and 2019.

(f)	Income tax reconciliation

Reconciliation between the expense of income taxes computed by applying the statutory tax rates to loss before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2017	2018	2019
Tax benefit calculated at statutory tax rates (Note i)	(3,972)	(7,989)	(2,599)
Effect of differences between statutory tax rates and foreign effective tax rates	(1,172)	2,804	1,999
Non-taxable other income	(275)	(274)	(235)
Non-deductible expenses (Note ii)	4,861	6,784	1,338
Valuation allowance	735	(1,188)	(462)
Outside basis difference (Note iii)	486	518	(62)
Others	(115)	-	68
Income tax expense	548	655	47

Note:

(i)

The Group’s major operation during the year ended December 31, 2017 was conducted out of Hong Kong. Accordingly, the Group prepared its tax rate reconciliation starting with the Hong Kong statutory tax rate for the year ended December 31, 2017. The Group’s major operation during the years ended December 31, 2018 and 2019 was conducted out of the PRC. Accordingly, the Group prepared its tax rate reconciliation starting with the PRC statutory tax rate during the years ended December 31, 2018 and 2019.

25	Income tax (Continued)

(f)	Income tax reconciliation (Continued)

Reconciliation between the expense of income taxes computed by applying the statutory tax rates to loss before income taxes and the actual provision for income taxes is as follows: (Continued)

Note: (Continued)

(ii)	Non-deductible expenses were mainly related to share-based compensation expenses, fair value losses on derivative liabilities and fair value losses on convertible notes.
(iii)	Outside basis difference is related to undistributed earnings in the Group’s VIE in the PRC and its subsidiaries (Note 25(e)(ii)).